Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	SUNHYDROGEN, INC.
Entity Central Index Key	0001481028
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	NV